LEASES - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Less than one year	$ 119	$ 123
One to two years	111	116
Two to three years	109	111
Three to four years	109	109
Four to five years	94	109
More than five years	70	164
Total payments to be received	$ 612	$ 732